COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]	As of March 31, 2016, the Group is committed under operating leases requiring minimum lease payments as follows:
$
Year ending March 31,
2017	922
2018	74
996